Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 3,968	$ 3,896
Accumulated benefit obligation	3,804	3,847
Fair value of plan assets	$ 4,458	$ 4,485